Financial Instruments - Summary of Obligations Due (Detail) - Liquidity risk [member] $ in Thousands	Apr. 30, 2021 CAD ($)
2021 [member]
Disclosure of reclamation obligations continuity [line items]
Trade and other payables	$ 2,213
2024 and beyond [member]
Disclosure of reclamation obligations continuity [line items]
Reclamation and closure obligations	$ 2,545